Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value and NAV
The following tables disclose, by level, the fair value hierarchy of the Plan’s investments at fair value.

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$354,095,085	$—	$—	$354,095,085
Common stock	41,246,521	—	—	41,246,521
Interest-bearing cash	920,281	—	—	920,281
Total investments at fair value	$396,261,887	$—	$—	$396,261,887

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$335,127,622	$—	$—	$335,127,622
Common stock	45,235,246	—	—	45,235,246
Interest-bearing cash	1,282,782	—	—	1,282,782
Total investments at fair value	$381,645,650	$—	$—	$381,645,650